Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax and Social Contribution [Abstract]
Schedule of Reconciliation of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense
	For the year ended December 31,
	2023	2022	2021
Earnings before income tax and social contribution	554	1,335	1,849
Expense of income tax and social contribution	(188)	(454)	(629)
Adjustments to reflect the effective rate
Tax fines	(3)	(2)	(1)
Share of profits	17	15	16
Interest on own capital	-	17	22
ICMS subsidy – tax incentives (i)	319	248	241
Interest Selic credits (ii)	-	-	81
Credits of monetary corrections	15	64	11
Other permanent differences	(4)	(3)	20
Effective income tax and social contribution	156	(115)	(239)
Income tax and social contribution for the year
Current	(6)	(75)	(366)
Deferred	162	(40)	127
Benefits (expenses) income tax and social contribution	156	(115)	(239)
Effective rate	-28.2%	8.6%	12.9%
(i)	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law 160/17 and Law 12,973/14. In the year ended December 31, 2023, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted and to be constituted in the subsequent years in the tax incentive reserve, see note 20.5.
(ii)	The credit refers to the decision general repercussion of STF which understood that the SELIC interest arising from the repetition of undue payment, have the nature of emergent damage. Therefore, there is no taxation of IRPJ and CSLL on the interest portion.

Schedule of Key Components of Deferred Income Tax and Social Contribution in the Balance Sheets	Key components of deferred income tax and social contribution in the balance sheets are the following:
	As of December 31,
	2023			2022
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	385	-	385	213	-	213
Provision for legal proceedings	81	-	81	44	-	44
Exchange rate variation	-	(66)	(66)	-	(28)	(28)
Goodwill tax amortization	-	(317)	(317)	-	(317)	(317)
Fair value adjustment	-	(25)	(25)	-	(29)	(29)
Property, plant and equipment and intangible assets	25	-	25	30	-	30
Unrealized losses with tax credits	-	(15)	(15)	-	(6)	(6)
Provision for restructuring	-	-	-	12	-	12
Borrowings costs	-	(66)	(66)	-	(35)	(35)
Lease net of right of use	3,071	(2,932)	139	2,785	(2,684)	101
Provision of inventory	30	-	30	26	-	26
Others	-	-	-	-	(5)	(5)
Gross deferred income tax and social contribution assets (liabilities)	3,592	(3,421)	171	3,110	(3,104)	6
Compensation	(3,421)	3,421	-	(3,104)	3,104	-

Net deferred income tax and social contribution assets (liabilities), net	171	-	171	6	-	6

Schedule of Estimates the Recovery of the Deferred Tax Assets	The Company estimates the recovery of the deferred tax assets as of December 31, 2023, as follows:
Years	Amounts
Up to 1 year	164
From 1 year to 2 years	333
From 2 year to 3 years	9
From 4 years to 5 years	1
More than 5 years	3,085
3,592

Schedule of Rollforward	Deferred tax rollforward
	For the year ended December 31,
	2023	2022	2021
At the beginning of the year	6	45	(82)
Benefits (expenses) in the year	162	(40)	127
Income tax effect	3	1	-
At the end of the year	171	6	45